SHAREHOLDERS' EQUITY (Schedule of Share Option Activity) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of share options
Outstanding as of beginning of year	2,558	32,805	343,451
Granted	0	0	0
Exercised	(2,558)	(30,247)	(308,479)
Terminated	0	0	(667)
Forfeited	0	0	(1,500)
Outstanding as of end of year	0	2,558	32,805
Options exercisable as of end of year	0	2,558	32,805
Weighted average exercise price
Outstanding as of beginning of year	$ 17.16	$ 15.28	$ 8.79
Granted	0	0	0
Exercised	17.16	15.12	8.14
Terminated	0	0	9.9
Forfeited	0	0	4.42
Outstanding as of end of year	0	17.16	15.28
Options exercisable as of end of year	$ 0	$ 17.16	$ 15.28